Personnel expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expense	€ (1,760)	€ (1,599)	€ (1,446)
Increase decrease in employee benefits	162	153
Wages and salaries [Member]
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expense	(1,468)	(1,350)	(1,111)
Increase decrease in employee benefits	118	239
Social security contributions [Member]
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expense	(375)	(179)	(158)
Increase decrease in employee benefits	196	21
Pension plan contributions [Member]
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expense	(18)	(15)	(13)
Increase decrease in employee benefits	3	3
Share based payments [Member]
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expense	(13)	(11)	(8)
Increase decrease in employee benefits	2	4
Other welfare expenses [Member]
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expense	(114)	(43)	€ (156)
Increase decrease in employee benefits	€ (157)	€ (113)